SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
January 1,	$ 2,680	$ 2,579
Charged to costs and expenses relating to new sales	1,461	1,559
Costs of product warranty claims	(1,923)	(1,538)
Foreign currency translation adjustments	283	80
December 31,	$ 2,501	$ 2,680